Quarterly Report
March 31, 2019
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 1.5%
Rolls-Royce Holdings PLC	181,890	$2,139,704
Airlines – 0.3%
Japan Airport Terminal Co. Ltd.	9,600	$404,945
Alcoholic Beverages – 5.9%
Ambev S.A., ADR	154,542	$664,531
China Resources Beer Holdings Co. Ltd.	276,000	1,162,020
Diageo PLC	76,347	3,120,368
Pernod Ricard S.A.	19,235	3,452,299
		$8,399,218
Apparel Manufacturers – 4.9%
Burberry Group PLC	39,750	$1,011,891
Kering S.A.	3,372	1,933,635
LVMH Moet Hennessy Louis Vuitton SE	11,137	4,096,433
		$7,041,959
Broadcasting – 1.2%
Publicis Groupe S.A.	15,199	$813,772
WPP PLC	87,310	922,016
		$1,735,788
Business Services – 6.0%
Accenture PLC, “A”	12,706	$2,236,510
Brenntag AG	20,951	1,078,732
Compass Group PLC	56,867	1,336,529
Experian PLC	75,449	2,043,003
Infosys Technologies Ltd., ADR	106,383	1,162,766
Intertek Group PLC	12,467	788,662
		$8,646,202
Computer Software – 4.1%
OBIC Co. Ltd.	11,900	$1,198,268
SAP AG	40,478	4,676,839
		$5,875,107
Computer Software - Systems – 3.2%
Amadeus IT Group S.A.	19,311	$1,546,675
Hitachi Ltd.	61,100	1,976,392
NICE Systems Ltd., ADR (a)	9,091	1,113,739
		$4,636,806
Construction – 0.8%
Toto Ltd.	27,200	$1,152,251
Consumer Products – 5.6%
Kao Corp.	15,000	$1,179,915
L'Oréal	14,485	3,896,403
Reckitt Benckiser Group PLC	36,178	3,007,200
		$8,083,518
Consumer Services – 0.4%
51job, Inc., ADR (a)	7,941	$618,445

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.1%
Brambles Ltd.	179,445	$1,498,399
Electrical Equipment – 3.6%
Legrand S.A.	10,522	$704,170
Mettler-Toledo International, Inc. (a)	1,307	944,961
Prysmian S.p.A.	44,918	849,773
Schneider Electric S.A.	34,300	2,691,014
		$5,189,918
Electronics – 3.9%
Mellanox Technologies Ltd. (a)	9,382	$1,110,454
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	110,822	4,539,269
		$5,649,723
Energy - Independent – 1.2%
Caltex Australia Ltd.	28,332	$527,270
Oil Search Ltd.	213,210	1,188,409
		$1,715,679
Energy - Integrated – 0.6%
Suncor Energy, Inc.	24,555	$795,807
Food & Beverages – 7.1%
Danone S.A.	43,345	$3,339,864
Nestle S.A.	71,629	6,826,605
		$10,166,469
Food & Drug Stores – 0.8%
Sundrug Co. Ltd.	39,600	$1,089,777
Gaming & Lodging – 0.6%
Paddy Power Betfair PLC	11,523	$892,233
Insurance – 3.6%
AIA Group Ltd.	512,800	$5,105,169
Internet – 3.2%
Alibaba Group Holding Ltd., ADR (a)	5,788	$1,056,020
Baidu, Inc., ADR (a)	15,842	2,611,554
NAVER Corp.	8,962	979,022
		$4,646,596
Leisure & Toys – 0.6%
BANDAI NAMCO Holdings, Inc.	18,000	$842,913
Machinery & Tools – 1.8%
GEA Group AG	41,971	$1,099,341
Ritchie Bros. Auctioneers, Inc.	42,475	1,442,055
		$2,541,396
Major Banks – 1.2%
UBS AG	141,197	$1,711,522
Medical & Health Technology & Services – 1.2%
Fresenius Medical Care AG & Co. KGaA	22,117	$1,783,821

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.9%
EssilorLuxottica	20,033	$2,188,326
QIAGEN N.V. (a)	41,197	1,670,129
Terumo Corp.	58,200	1,774,934
		$5,633,389
Metals & Mining – 0.3%
Grupo Mexico S.A.B. de C.V., “B”	158,035	$434,448
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	156,000	$735,291
Other Banks & Diversified Financials – 7.4%
Aeon Financial Service Co. Ltd.	60,000	$1,219,706
Credicorp Ltd.	4,105	984,995
DBS Group Holdings Ltd.	105,400	1,962,178
Element Fleet Management Corp.	70,720	447,176
Grupo Financiero Banorte S.A. de C.V.	227,995	1,239,685
Grupo Financiero Inbursa S.A. de C.V.	183,836	254,677
HDFC Bank Ltd.	92,368	3,091,911
Julius Baer Group Ltd.	24,355	983,984
Komercni Banka A.S.	10,093	412,292
		$10,596,604
Pharmaceuticals – 8.9%
Bayer AG	34,079	$2,201,940
Novartis AG	35,343	3,399,601
Novo Nordisk A.S., “B”	24,541	1,284,684
Roche Holding AG	21,504	5,924,803
		$12,811,028
Railroad & Shipping – 2.5%
Adani Ports and Special Economic Zone Ltd.	50,189	$273,966
Canadian National Railway Co.	37,286	3,336,351
		$3,610,317
Restaurants – 1.1%
Yum China Holdings, Inc.	34,002	$1,527,030
Specialty Chemicals – 7.7%
Akzo Nobel N.V.	24,943	$2,210,126
Croda International PLC	20,651	1,355,065
L'Air Liquide S.A.	16,640	2,115,782
Linde PLC	17,714	3,099,827
Sika AG	6,305	880,769
Symrise AG	14,446	1,301,570
		$10,963,139
Specialty Stores – 0.2%
Just Eat PLC (a)	34,916	$341,527
Telecommunications - Wireless – 0.4%
SoftBank Corp.	5,200	$504,142
Tobacco – 1.9%
ITC Ltd.	307,346	$1,318,781
Japan Tobacco, Inc.	58,700	1,453,862
		$2,772,643
Total Common Stocks		$142,292,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.48% (v)	315,653	$315,653

Other Assets, Less Liabilities – 0.6%		810,381
Net Assets – 100.0%		$143,418,957
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $315,653 and $142,292,923, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$142,292,923	$—	$—	$142,292,923
Mutual Funds	315,653	—	—	315,653
Total	$142,608,576	$—	$—	$142,608,576
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	468,274	5,599,944	(5,752,565)	315,653

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(53)	$—	$—	$3,890	$315,653

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
France	17.5%
Switzerland	13.7%
United Kingdom	11.2%
Germany	9.6%
Japan	8.9%
United States	6.1%
China	5.4%
Canada	4.2%
India	4.1%
Other Countries	19.3%